Non-financial Assets and Liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 11,124	$ 20,079
Charged/(credited) to:
- profit or loss	(4,202)	(8,955)
Ending balance	6,922	11,124
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(61,742)	(55,904)
Charged/(credited) to:
- profit or loss	(6,193)	(5,838)
Ending balance	(67,935)	(61,742)
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(3,687)	(669)
Charged/(credited) to:
- profit or loss	(1,231)	(3,018)
Ending balance	(4,918)	(3,687)
Intangible Assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	76,553	76,652
Charged/(credited) to:
- profit or loss	3,222	(99)
Ending balance	$ 79,775	$ 76,553